Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Segment Reporting Information [Line Items]
Revenue	$ 344,638	$ 327,516	$ 297,610
Less:
Net profit (loss)	(27,565)	(34,922)	(59,035)
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	344,638	327,516	297,610
Less:
Chargebacks, net of chargebacks won	143,215	131,697	121,762
Other costs of revenue	22,613	24,115	22,559
Operating expenses - payroll costs	117,311	118,109	124,358
Operating expenses - non-payroll costs	43,908	43,616	43,370
Other segment items	45,156	44,901	44,596
Net profit (loss)	$ (27,565)	$ (34,922)	$ (59,035)